Segment analysis (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)
Segment analysis
Number of operating segments. | segment			2
Number of reportable segments | segment			2
Profit/(loss) for the period	$ 100	$ 26	$ 157	$ (48)
Income tax charge	12	27	19	10
Net finance (income)/expense	(40)	22	(63)	171
Depreciation and amortization	89	86	175	170
Exceptional operating items	20	12	38	18
Adjusted EBITDA	$ 181	$ 173	$ 326	$ 321